Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized losses on cross currency swaps	$ (6,548)	$ (2,195)	$ 13,431
Realized losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized losses on cross currency swaps	(38,564)	(18,973)	(3,955)
Unrealized gains (losses) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized losses on cross currency swaps	75,033	(89,178)	(167,334)
Cross Currency Interest Rate Contract Maturity and Partial Termination [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on maturity and partial termination of cross currency swaps	(41,707)	(36,155)	0
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized losses on cross currency swaps	$ (5,238)	$ (144,306)	$ (171,289)